Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Deferred income taxes for future amortization of ITC	$ 3,211	$ 3,743
Employee benefits	27,097	24,605
Alternative minimum tax credit	18,467	17,411
Net operating losses and credits	36,206	59,096
Interest rate swap	11,164	13,352
Other	17,866	15,099
Valuation allowance	(141)	(142)
Deferred tax assets, total	113,870	133,164
Property-related items, including accelerated depreciation	652,380	611,022
Regulatory balancing accounts	2,498	743
Property-related items previously flowed through	1,729	2,797
Unamortized ITC	5,131	5,992
Debt-related costs	4,602	4,379
Other	16,626	11,914
Deferred tax liabilities, total	682,966	636,847
Net deferred tax liabilities	569,096	503,683
Current	(47,088)	(53,435)
Noncurrent	616,184	557,118
Net deferred tax liabilities	$ 569,096	$ 503,683